Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current
Trade receivables, net of loss allowance	¥ 315,001	¥ 286,692
Amounts due from related parties	1,791	14,065
Miscellaneous expenses paid on behalf of franchisees	192,072	197,473
Value-added tax ("VAT") recoverable	79,590	49,687
Rental deposits	94,423	63,882
Receivables from payment intermediaries	33,309	16,498
Prepayments for inventories	38,758	65,502
Prepayments for licensing expenses	11,503
Others	58,278	36,090
Trade and other receivables	¥ 824,725	729,889
Minimum.
Current
Period of trade receivables is due	30 days
Maximum.
Current
Period of trade receivables is due	180 days
Gross carrying amount
Current
Trade receivables, net of loss allowance	¥ 374,828	329,875
Loss allowance
Current
Trade receivables, net of loss allowance	¥ (59,827)	¥ (43,183)